Aging of Past Due Loans by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 6,055	$ 5,374	$ 8,037	$ 3,341
Loans 90 or More Past Due	593	1,013	3,589	1,842
Total Past Due Loans	6,648	6,387	11,626	5,183
Current Loans	1,505,267	1,363,127	974,054	851,644
Ending balance	1,511,915	1,369,514	985,680	856,827
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,701	845	383	412
Loans 90 or More Past Due	69	0	122	160
Total Past Due Loans	1,770	845	505	572
Current Loans	198,985	169,037	127,322	121,233
Ending balance	200,755	169,882	127,827	121,805
Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,892	3,091	5,226	237
Loans 90 or More Past Due	285	62	3,379	420
Total Past Due Loans	2,177	3,153	8,605	657
Current Loans	830,608	742,670	541,278	441,719
Ending balance	832,785	745,823	549,883	442,376
Real estate, Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,217	1,305	2,171	2,303
Loans 90 or More Past Due	208	360	54	1,240
Total Past Due Loans	2,425	1,665	2,225	3,543
Current Loans	326,391	304,522	217,713	204,453
Ending balance	328,816	306,187	219,938	207,996
Single-Family Interim Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0	0	0	0
Loans 90 or More Past Due	0	559	0	0
Total Past Due Loans	0	559	0	0
Current Loans	71,844	67,361	24,592	20,402
Ending balance	71,844	67,920	24,592	20,402
Agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	149	23	0	0
Loans 90 or More Past Due	0	0	0	2
Total Past Due Loans	149	23	0	2
Current Loans	34,342	40,104	34,923	32,900
Ending balance	34,491	40,127	34,923	32,902
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	96	110	257	389
Loans 90 or More Past Due	31	32	34	20
Total Past Due Loans	127	142	291	409
Current Loans	43,033	39,360	28,146	30,861
Ending balance	43,160	39,502	28,437	31,270
Other Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0	0	0	0
Loans 90 or More Past Due	0	0	0	0
Total Past Due Loans	0	0	0	0
Current Loans	64	73	80	76
Ending balance	$ 64	$ 73	$ 80	$ 76